GMO International Developed Equity Allocation Fund Average Annual Total Returns			12 Months Ended	59 Months Ended	60 Months Ended	120 Months Ended	235 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class III
Prospectus [Line Items]
Average Annual Return, Percent	[1]		43.73%		13.38%	10.12%	6.16%
Performance Inception Date		Jun. 05, 2006
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		40.26%		11.57%	8.84%	5.01%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		26.78%		10.12%	7.92%	4.74%
Class III | MSCI World ex USA Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		31.85%		9.47%	8.55%	5.25%
Class III | MSCI EAFE Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		31.22%		8.93%	8.18%	5.12%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]		43.73%	12.69%
Performance Inception Date		Jan. 22, 2021
Class R6 | MSCI World ex USA Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		31.85%	9.05%
Class R6 | MSCI EAFE Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		31.22%	8.50%

[1]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 3.75% to 2024 annual performance.
[2]	Effective June 20, 2026, the Fund changed its benchmark from the MSCI EAFE Index to the MSCI World ex USA Index because GMO believes that the MSCI World ex USA Index is more appropriate in light of the Fund's investment strategy.
[3]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.